Operating Lease Liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Operating Lease Liabilities [Abstract]
Schedule of Operating Lease Liabilities

Operating lease liabilities as of June 30, 2025 and 2024 consisted of the following:

	2025	2024
Villas*	$1,305,456	$1,259,346
Base Station Tower**	105,393	130,349
Total operating lease liabilities	$1,410,849	$1,389,695

Analyzed for reporting purposes as:

	2025	2024
Long-term portion of operating lease liabilities	$1,331,873	$1,313,276
Current maturities of operating lease liabilities	78,976	76,419
Total	$1,410,849	$1,389,695
*	The lease agreement of Villas was entered into on December 22, 2017, bears interest at about 4.12% and will be matured on December 31, 2037. Lease payments for this agreement are to be made every five years. As of June 30, 2025 and 2024, the Company has paid $696,584 for the first installment to the lessee.

***	The lease agreement of Base Station Tower was entered into on November 25, 2019, bears interest at about 3.14% and will be matured on November 24, 2029. Lease payments for this agreement are to be made every year. As of June 30, 2025 and 2024, the Company has paid $ 61,919 to the lessee.

Schedule of Maturity Analysis of Operating Lease Liabilities

Maturity analysis of operating lease liabilities as of June 30, 2025 is as follows:

Operating lease payment	Villas	Base station tower	Total undiscounted cash flows
Discount rate at commencement	4.12%	3.14%
One year	$-	$27,938	$27,938
Two years	-	27,938	27,938
Three years	760,624	27,938	788,562
Four years	-	27,938	27,938
Five years[i]	836,686	-	836,686
Total undiscounted cash flows	$1,597,310	$111,752	$1,709,062
Total operating lease liabilities	1,305,456	105,393	1,410,849
Difference between undiscounted cash flows and discounted cash flows	291,854	6,359	298,213

Maturity analysis of operating lease liabilities as of June 30, 2024 is as follows:

Operating lease payment	Villas	Base station tower	Total undiscounted cash flows
Discount rate at commencement	4.12%	3.14%
One year	$-	$28,063	$28,063
Two years	-	28,063	28,063
Three years	-	28,063	28,063
Four years	764,018	28,063	792,081
Five years	840,419	28,063	868,482
Total undiscounted cash flows	$1,604,437	$140,315	$1,744,752
Total operating lease liabilities	1,259,346	130,349	1,389,695
Difference between undiscounted cash flows and discounted cash flows	345,091	9,966	355,057